UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Focus Value Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 8.6%
Industrial Conglomerates — 2.3%
Tyco International Ltd.	109,050	$ 4,171,163
Pharmaceuticals — 2.3%
Merck & Co, Inc.	110,000	4,108,500
Semiconductors & Semiconductor Equipment — 1.2%
Maxim Integrated Products, Inc.	116,000	2,249,240
Specialty Retail — 2.8%
Limited Brands, Inc.	202,000	4,973,240
Total Above-Average Yield		15,502,143
Discount to Assets — 4.0%
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	114,500	3,551,790
Hotels Restaurants & Leisure — 2.0%
Carnival Corp.	94,500	3,674,160
Total Discount to Assets		7,225,950
Earnings Turnaround — 34.1%
Aerospace & Defense — 2.9%
Honeywell International, Inc.	115,500	5,228,685
Capital Markets — 2.5%
Morgan Stanley	153,000	4,481,370
Commercial Banks — 2.9%
Wells Fargo & Co.	168,000	5,228,160
Diversified Financial Services — 3.3%
Bank of America Corp.	334,600	5,972,610
Energy Equipment & Services — 2.4%
Halliburton Co.	144,000	4,338,720
Food Products — 2.0%
Unilever NV - ADR	120,800	3,643,328
Industrial Conglomerates — 1.5%
General Electric Co.	148,900	2,709,980
Insurance — 0.6%
Hartford Financial Services Group,
Inc.	38,000	1,079,960
Metals & Mining — 1.7%
Nucor Corp.	67,900	3,081,302
Oil, Gas & Consumable Fuels — 4.4%
Exxon Mobil Corp.	64,500	4,320,210
Peabody Energy Corp.	81,000	3,701,700
		8,021,910
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	172,500	4,605,750
Semiconductors & Semiconductor Equipment — 7.3%
Intel Corp.	162,000	3,606,120
LSI Corp. (a)	824,500	5,045,940
Micron Technology, Inc. (a)	436,500	4,535,235
		13,187,295
Total Earnings Turnaround		61,579,070

Common Stocks	Shares	Value
Financial Restructuring — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
Legacy Holdings, Inc. (a)	1,500	$ 3
Total Financial Restructuring		3
Operational Restructuring — 18.3%
Aerospace & Defense — 2.3%
Raytheon Co.	72,000	4,112,640
Chemicals — 2.6%
E.I. du Pont de Nemours & Co.	125,000	4,655,000
Computers & Peripherals — 3.0%
Hewlett-Packard Co.	104,000	5,527,600
Diversified Financial Services — 2.9%
JPMorgan Chase & Co.	116,400	5,208,900
Food & Staples Retailing — 2.0%
Walgreen Co.	99,000	3,671,910
Health Care Equipment & Supplies — 1.9%
Covidien Plc	67,400	3,388,872
Household Products — 1.9%
Kimberly-Clark Corp.	55,500	3,489,840
Media — 1.7%
Comcast Corp., Special Class A	171,000	3,072,870
Total Operational Restructuring		33,127,632
Price-to-Book Value — 6.1%
Diversified Financial Services — 2.7%
Citigroup, Inc.	1,218,400	4,934,520
Semiconductors & Semiconductor Equipment — 3.4%
Lam Research Corp. (a)	61,500	2,295,180
Novellus Systems, Inc. (a)	151,000	3,775,000
		6,070,180
Total Price-to-Book Value		11,004,700
Price-to-Cash Flow — 2.4%
Health Care Providers & Services — 2.4%
Coventry Health Care, Inc. (a)	179,000	4,424,880
Total Price-to-Cash Flow		4,424,880
Price-to-Earnings Per Share — 22.8%
Diversified Telecommunication Services — 2.7%
Qwest Communications
International, Inc.	951,000	4,964,220
Energy Equipment & Services — 4.9%
Ensco International Plc - ADR	62,000	2,776,360
Noble Corp.	102,600	4,290,732
Weatherford International Ltd. (a)	110,500	1,752,530
		8,819,622
Insurance — 8.3%
ACE Ltd.	97,000	5,073,100
MetLife, Inc.	123,500	5,352,490
The Travelers Cos., Inc.	84,800	4,574,112
		14,999,702
Media — 4.9%
CBS Corp., Class B	325,500	4,537,470
Time Warner, Inc.	138,500	4,330,895
		8,868,365

Portfolio Abbreviation
ADR American Depositary Receipts

BLACKROCK FOCUS VALUE FUND, INC.

MARCH 31, 2010

1

Schedule of Investments (concluded)

BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Price-to-Earnings Per Share (concluded)
Oil, Gas & Consumable Fuels — 2.0%
Occidental Petroleum Corp.	42,000 $	3,550,680
Total Price-to-Earnings Per Share		41,202,589
Special Situations — 2.4%
Capital Markets — 2.4%
Invesco Ltd.	201,000	4,403,910
Total Long-Term Investments
(Cost – $143,045,096) – 98.7% 178,470,877
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempCash, Institutional Class,
0.12%,(b)(c)	2,256,233	2,256,233
Total Short-Term Securities
(Cost – $2,256,233) – 1.2%		2,256,233
Total Investments
(Cost – $145,301,329*) – 99.9%		180,727,110
Other Assets Less Liabilities – 0.1%		127,854
Net Assets – 100.0%	$ 180,854,964

*	The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2010, as computed for federal income tax purposes, were as
	Aggregate follows: cost	$ 148,205,146
	Gross unrealized appreciation	$ 36,163,738
	Net Gross unrealized unrealized appreciation depreciation	$ 32,521,964 (3,641,774)

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempCash, Institutional Class	$ (105,558) $	5,354
BlackRock Liquidity Series, LLC
Money Market Series	$ (5,175,000) $	6,369

(c) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	$ 178,470,877	--	--	$178,470,877
Short-Term
Securities	2,256,233	--	--	2,256,233
Total	$ 180,727,110	--	--	$180,727,110

1See above Schedule of Investments for values in each industry.

2 BLACKROCK FOCUS VALUE FUND, INC.

MARCH 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Focus Value Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Value Fund, Inc.

Date: May 27, 2010